Other Financial Commitments	12 Months Ended
Dec. 31, 2017
Other Financial Commitments
Other Financial Commitments

(22) Other Financial Commitments

Other Financial Commitments

€ millions	2017	2016
Operating leases	1,459	1,578
Contractual obligations for acquisition of property, plant, and equipment and intangible assets	207	227
Other purchase obligations	934	650
Purchase obligations	1,141	877
Investments in venture capital funds	182	167
Total	2,782	2,623

Our operating leases relate primarily to the lease of office space, hardware, and vehicles, with remaining non-cancelable lease terms between less than one year and 31 years. On a limited scale, the operating lease contracts include escalation clauses (based, for example, on the consumer price index) and renewal options. The contractual obligations for acquisition of property, plant, and equipment and intangible assets relate primarily to the construction of new and existing facilities and to the purchase of hardware, software, patents, office equipment, and vehicles. The remaining obligations relate mainly to marketing, consulting, maintenance, license agreements, cloud services and other third-party agreements. Historically, the majority of such purchase obligations have been realized.

SAP invests and holds interests in other entities that manage investments in venture capital funds. On December 31, 2017, total commitments to make such investments amounted to €342 million (2016: €308 million), of which €161 million had been drawn (2016: €141 million). By investing in such venture capital funds, we are exposed to the risks inherent in the business areas in which the entities operate. Our maximum exposure to loss is the amount invested plus unavoidable future capital contributions.

Maturities of Other Financial Commitments

€ millions			December 31, 2017
	Operating Leases	Purchase Obligations	Investments in Venture Capital Funds
Due 2018	322	662	182
Due 2019 to 2022	778	386	0
Due thereafter	358	93	0
Total	1,459	1,141	182

Our rental and operating lease expenses were €532 million, €458 million, and €386 million for the years 2017, 2016, and 2015, respectively.